Taxation (Deferred Tax Assets and Liabilities, and Valuation Allowances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Deferred revenue	$ 2.4	$ 3.2
Inventory & warranty provisions	25.8	28.8
Losses carried forward (including tax credits)	980.3	686.3
Provision for sales deductions and doubtful accounts	178.0	166.7
Intangible assets	5.9	5.8
Share-based compensation	40.6	29.5
Excess of tax value over book value of fixed assets	0.6	13.4
Accruals and provisions	130.4	55.7
Other	19.3	14.0
Gross deferred tax assets	1,383.3	1,003.4
Less: valuation allowance	(416.1)	(324.7)
Deferred tax assets, net	967.2	678.7
Deferred tax liabilities:
Intangible assets	(2,850.6)	(1,196.5)
Excess of book value over tax value of assets and investments	(153.9)	(231.8)
Other	(47.6)	(4.2)
Net deferred tax liabilities	(2,084.9)	(753.8)
Net operating losses that result from excess stock based compensation	30.4	24.6
Balance Sheet Classifications
Deferred tax assets - current	0.0	344.7
Deferred tax assets - non-current	121.0	112.1
Deferred tax liabilities - non-current	(2,205.9)	(1,210.6)
Valuation Allowance [Line Items]
Valuation Allowances	416.1	324.7
Net increase in valuation allowances	$ 91.4
Valuation Allowance, deferred tax asset - explanation of change	The net increase in valuation allowances of $91.4 million includes (i) increases of $180.4 million relating to operating losses and capital losses primarily acquired with NPS Pharma ($98.9 million) and losses in various jurisdictions ($81.5 million) for which management considers that there is insufficient positive evidence in respect of the factors described above to overcome negative evidence, such as cumulative losses and expiration periods and therefore it is more likely than not that the relevant deferred tax assets will not be realized in full, and ii) decreases of $89 million primarily in respect of Irish tax losses, which based on the assessment of factors described above now provides sufficient positive evidence to support the losses are more likely than not to be realized.
Ireland
Deferred tax assets:
Less: valuation allowance	$ (22.2)	(75.2)
Valuation Allowance [Line Items]
Valuation Allowances	22.2	75.2
United States
Deferred tax assets:
Less: valuation allowance	(125.9)	(77.5)
Valuation Allowance [Line Items]
Valuation Allowances	125.9	77.5
Other foreign tax jurisdictions
Deferred tax assets:
Less: valuation allowance	(136.5)	(109.7)
Valuation Allowance [Line Items]
Valuation Allowances	136.5	109.7
Switzerland
Deferred tax assets:
Less: valuation allowance	(131.5)	(62.3)
Valuation Allowance [Line Items]
Valuation Allowances	$ 131.5	$ 62.3